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                                 RBC FUNDS, INC.

                       SUPPLEMENT DATED FEBRUARY 21, 2003
                   TO EACH PROSPECTUS FOR THE CLASS A&B SHARES
                    AND CLASS I SHARES DATED AUGUST 30, 2002
                               (THE "PROSPECTUS")

                            RBC LARGE CAP EQUITY FUND
                             RBC MID CAP EQUITY FUND
                            RBC SMALL CAP EQUITY FUND
                             RBC QUALITY INCOME FUND
                      RBC NORTH CAROLINA TAX-FREE BOND FUND
                           RBC GOVERNMENT INCOME FUND

The first sentence under "Principal Investment Strategies" on page 3 of prospectus of the RBC Large Cap Equity Fund (the "Fund") is revised and restated EFFECTIVE APRIL 21, 2003, as follows:



         The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of large U.S. companies each having $5 billion or more in market capitalization.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE